Cash flows reconciliation (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows Reconciliation
Additions to PP&E - capitalized loans and borrowing costs	$ 19	$ 47	$ 59